Related Party Transactions	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Related Party Transactions

23.	Related Party Transactions

In accordance with IAS 24 – Related Party Disclosures, key management personnel, including companies controlled by them, are those persons having authority and responsibility for planning, directing and controlling the activities of the Company directly or indirectly, including any directors (executive and non-executive) of the Company. The remuneration of directors and key executives is determined by the compensation committee of the Board.

The remuneration of directors and other members of key management personnel during the years ended June 30, 2025, 2024 and 2023 were as follows:

	June 30, 2025	June 30, 2024	June 30, 2023
	$	$	$
Directors' and Officers' consulting fees	1,548,746	877,362	951,347
Cash payment	—	—	334,738
Exploration and evaluation expenditures	120,000	134,764	415,325
Addendum payments	—	—	2,554,830
	1,668,746	1,012,126	4,256,240

Exploration and evaluation expenditures

During the year ended June 30, 2025, fees of $120,000 (2024 – $134,764; 2023 - $415,325) for services rendered by the Company’s VP of Exploration and its former VP of Resources Development, had been capitalized as E&E assets on the consolidated statements of financial position.

Share-based compensation

During the year ended June 30, 2025, the Company had granted certain RSUs and options to various directors and officers. Total stock-based compensation of $361,977 (2024 – $953,845; 2023 - $2,422,516) was recorded in connection with the vesting of these securities.

Other related party transactions

On January 25, 2023, the Company issued 18,462 common shares from the Shares-for-Debt Settlement. As a result of the Shares-for-Debt Settlement, the Company recorded a loss on settlement of $157,501 on the consolidated statements of loss and comprehensive loss for the year ended June 30, 2023.

As at August 9, 2023, 12,308 RSUs with the Put Right Option had met certain milestones required to vest. On September 26, 2023, the Company paid $534,240 (USD $400,000) to redeem these 12,308 RSUs at the Put Right Exercise Price.

On January 9, 2025, 13,267 RSUs were granted to members of the Board of Directors. These RSUs vest on the earlier of January 1, 2026 or the market capitalization of the Corporation exceeding U$150,000,0000 for 10 consecutive trading days.

On January 9, 2025, the Board of Directors of the Company passed a resolution by which the Chairman of the Board was granted 877,108 RSUs, which vest as follows:

●	38,462 of the RSUs vest upon the earlier of (i) January 1, 2026; and (ii) the Corporation’s volume weighted average share price (“VWAP”) exceeding a market capitalization of USD $150,000,000 for 10 consecutive trading days;

●	76,923 of the RSUs vest on upon the Corporation’s VWAP exceeding a market capitalization of USD $100,000,000 for 10 consecutive trading days;

●	76,923 of the RSUs vest on upon the Corporation’s VWAP exceeding a market capitalization of USD $200,000,000 for 10 consecutive trading days; and

●	upon every incremental U$100,000,000 increase in the Corporation’s market capitalization above USD $200,000,000, an additional 76,923 RSUs shall vest.

On January 10, 2025, 18,461 RSUs with the Put Right Option were exercised. The Company paid $863,280 (USD $600,000) to redeem these 18,461 RSUs at the Put Right Exercise Price.

Addendum payments

On November 1, 2022, the Company purported to amend the consulting agreements with the entities controlled by the former Chief Executive Officer (“CEO”) and the former Chief Operating Officer (“COO”) of Snow Lake, with an addendum which amended the termination clause of their respective agreements. As a result of the addendum, the Company recorded fees of $1,672,988 (USD $1,224,040) and $881,842 (USD $648,020), respectively, which are included in directors’ and officers’ consulting fees during the year ended June 30, 2023.

On December 5, 2022, payout was made to the respective entities controlled by the former CEO and COO.

As of June 30, 2025, the Company has made a claim against these former officers (see Note 27 for more details).

Related party balances

All related party balances, for services and business expense reimbursements rendered as at June 30, 2025, 2024 and 2023 are non-interest bearing and payable on demand, and are comprised of the following:

	June 30, 2025	June 30, 2024	June 30, 2023
	$	$	$
Payable to officers and directors	127,925	141,144	76,329
	127,925	141,144	76,329